IRONBRIDGE FUNDS, INC.

CERTIFICATION PURSUANT TO RULE 497(j)

The undersigned, on behalf of IronBridge Funds, Inc. (the “Registrant”) hereby certifies that the form of Prospectus and Statement of Additional Information, each dated July 23, 2010, that would have been filed under Rule 497(c) would not have differed from that contained in the Registrant’s most recent pre-effective amendment to its registration statement on Form N-1A filed with the U.S. Securities and Exchange Commission (the “SEC”) on July 21, 2010 and declared effective by the SEC as of 2:15 p.m., eastern time, on July 23, 2010. The text of such amendment to the registration statement was filed electronically.

Dated July 29, 2010

IronBridge Funds, Inc.

By:	/s/ John G. Davis
John G. Davis, President and CEO